UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

MARTIN CURRIE EMERGING MARKETS FUND

FORM N-Q

DECEMBER 31, 2018

MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited)	December 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.1%
COMMUNICATION SERVICES - 10.9%
Diversified Telecommunication Services - 0.7%
Tower Bersama Infrastructure Tbk PT	3,492,100	$874,598	(a)

Interactive Media & Services - 6.1%
Tencent Holdings Ltd.	211,800	8,395,546	(a)

Media - 3.3%
Naspers Ltd., Class N Shares	23,086	4,585,742	(a)

Wireless Telecommunication Services - 0.8%
Turkcell Iletisim Hizmetleri AS	496,580	1,140,313	(a)

TOTAL COMMUNICATION SERVICES		14,996,199

CONSUMER DISCRETIONARY - 14.6%
Auto Components - 1.3%
Minth Group Ltd.	562,000	1,793,608	(a)

Automobiles - 3.3%
Brilliance China Automotive Holdings Ltd.	1,228,000	905,527	(a)
Maruti Suzuki India Ltd.	34,699	3,700,455	(a)

Total Automobiles		4,605,982

Hotels, Restaurants & Leisure - 1.1%
Genting Malaysia Bhd	1,987,000	1,453,018	(a)

Household Durables - 0.9%
MRV Engenharia e Participacoes SA	399,300	1,273,392

Internet & Direct Marketing Retail - 5.5%
Alibaba Group Holding Ltd., ADR	55,003	7,539,261	*

Textiles, Apparel & Luxury Goods - 2.5%
Titan Co., Ltd.	263,564	3,508,378	(a)

TOTAL CONSUMER DISCRETIONARY		20,173,639

CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 1.0%
Robinsons Retail Holdings Inc.	907,145	1,379,998	(a)

Personal Products - 1.5%
LG Household & Health Care Ltd.	2,028	2,002,311	(a)

TOTAL CONSUMER STAPLES		3,382,309

ENERGY - 6.9%
Oil, Gas & Consumable Fuels - 6.9%
CNOOC Ltd.	2,293,000	3,513,029	(a)
Cosan Ltd., Class A Shares	267,408	2,353,190
Lukoil PJSC, ADR	51,937	3,707,534	(a)

TOTAL ENERGY		9,573,753

See Notes to Schedule of Investments.

MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
FINANCIALS - 25.0%
Banks - 19.5%
Bank Rakyat Indonesia Persero Tbk PT	11,573,000	$2,954,131	(a)
Credicorp Ltd.	20,244	4,487,487
CTBC Financial Holding Co., Ltd.	3,470,180	2,266,715	(a)
Grupo Financiero Banorte SAB de CV, Class O Shares	438,824	2,142,119
HDFC Bank Ltd., ADR	29,669	3,073,412
Industrial and Commercial Bank of China Ltd., Class H Shares	7,421,000	5,266,629	(a)
OTP Bank Nyrt	117,512	4,739,610	(a)
Sberbank of Russia PJSC, SP ADR	122,090	1,338,316	(a)
Sberbank of Russia PJSC, SP ADR	59,365	650,640

Total Banks		26,919,059

Insurance - 5.5%
AIA Group Ltd.	451,600	3,714,978	(a)
Ping An Insurance Group Co. of China Ltd., Class H Shares	450,500	3,955,655	(a)

Total Insurance		7,670,633

TOTAL FINANCIALS		34,589,692

HEALTH CARE - 3.0%
Health Care Equipment & Supplies - 1.1%
St. Shine Optical Co., Ltd.	85,000	1,475,188	(a)

Pharmaceuticals - 1.9%
Aspen Pharmacare Holdings Ltd.	103,422	970,257	(a)
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares	591,500	1,721,068	(a)

Total Pharmaceuticals		2,691,325

TOTAL HEALTH CARE		4,166,513

INFORMATION TECHNOLOGY - 21.6%
Electronic Equipment, Instruments & Components - 4.3%
Delta Electronics Inc.	323,367	1,353,839	(a)
Largan Precision Co., Ltd.	12,000	1,257,702	(a)
Samsung SDI Co., Ltd.	9,602	1,872,080	(a)
Sunny Optical Technology Group Co., Ltd.	166,300	1,459,069	(a)

Total Electronic Equipment, Instruments & Components		5,942,690

IT Services - 1.9%
EPAM Systems Inc.	22,402	2,598,856	*

Semiconductors & Semiconductor Equipment - 8.7%
Globalwafers Co., Ltd.	134,000	1,197,796	(a)
SK Hynix Inc.	52,828	2,855,551	(a)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	217,190	8,016,483

Total Semiconductors & Semiconductor Equipment		12,069,830

See Notes to Schedule of Investments.

MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY		SHARES	VALUE
Technology Hardware, Storage & Peripherals - 6.7%
Samsung Electronics Co., Ltd.		265,716	$9,193,952	(a)

TOTAL INFORMATION TECHNOLOGY			29,805,328

MATERIALS - 8.4%
Chemicals - 5.8%
Asian Paints Ltd.		101,581	2,001,599	(a)
LG Chem Ltd.		14,039	4,348,059	(a)
Mexichem SAB de CV		647,225	1,643,772

Total Chemicals			7,993,430

Construction Materials - 1.4%
UltraTech Cement Ltd.		33,148	1,891,360	(a)

Metals & Mining - 1.2%
Southern Copper Corp.		56,951	1,752,382

TOTAL MATERIALS			11,637,172

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
LOG Commercial Properties e Participacoes SA, Class E Shares		28,810	133,949	*

UTILITIES - 2.1%
Gas Utilities - 2.1%
China Gas Holdings Ltd.		835,600	2,956,651	(a)

TOTAL COMMON STOCKS (Cost - $145,069,347)			131,415,205

	RATE
PREFERRED STOCKS - 2.3%
FINANCIALS - 2.3%
Banks - 2.3%
Itau Unibanco Holding SA (Cost - $3,072,241)	5.970%	352,787	3,231,359

TOTAL INVESTMENTS - 97.4% (Cost - $148,141,588)			134,646,564
Other Assets in Excess of Liabilities - 2.6%			3,626,978

TOTAL NET ASSETS - 100.0%			$138,273,542

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
PJSC	— Private Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Martin Currie Emerging Markets Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded

Notes to Schedule of Investments (unaudited) (continued)

security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$8,812,653	$11,360,986	—	$20,173,639
Energy	2,353,190	7,220,563	—	9,573,753
Financials	10,353,658	24,236,034	—	34,589,692
Information Technology	10,615,339	19,189,989	—	29,805,328
Materials	3,396,154	8,241,018	—	11,637,172
Real Estate	133,949	—	—	133,949
Other Common Stocks	—	25,501,672	—	25,501,672
Preferred Stocks	3,231,359	—	—	3,231,359

Total Investments	$38,896,302	$95,750,262	—	$134,646,564

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2018, securities valued at $95,750,262 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: February 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 25, 2019